PROVISIONS - Environmental and Other Risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision	€ 79,855
Environmental and other risks
Disclosure of other provisions [line items]
Provision	17,178	€ 12,306	€ 7,526
Cost of sales | Environmental and other risks
Disclosure of other provisions [line items]
Provision	15,616	10,562	6,352
Selling, general and administrative costs | Environmental and other risks
Disclosure of other provisions [line items]
Provision	€ 1,562	€ 1,744	€ 1,174